Audit, Audit Related and Other Non-Audit Services - Summary of Fees Paid or Payable to Company's Auditors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Auditor Remuneration [Line Items]
Audit services fees	£ 14,226	£ 11,295	£ 9,991
Other non-audit services fees	958	803	3,009
Total services	17,420	13,869	14,865
BT Group plc [Member]
Auditor Remuneration [Line Items]
Audit services fees	8,165	5,418	4,316
Subsidiaries [Member]
Auditor Remuneration [Line Items]
Audit services fees	6,061	5,877	5,675
Audit Related Assurance Services
Auditor Remuneration [Line Items]
Other non-audit services fees	2,236	1,771	1,865
Tax Compliance Services
Auditor Remuneration [Line Items]
Other non-audit tax services fees			366
Tax Advisory Services
Auditor Remuneration [Line Items]
Other non-audit tax services fees			111
Other Assurance Services
Auditor Remuneration [Line Items]
Other non-audit services fees	748	211	200
All Other Non Audit Services
Auditor Remuneration [Line Items]
Other non-audit services fees	£ 210	£ 592	£ 2,332